Derivative Instruments and Hedging Activities - Earnings Effect of Derivative Instruments in Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income (Loss) (Detail) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Classification of Gain (Loss) Recognized	$ 1,064	$ (4,309)	$ (3,127)
Cash Flow Hedges [Member] | Interest Rate Swap [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Classification of Gain (Loss) Recognized	$ 1,064	$ (4,309)	$ (3,127)